UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4906

Dreyfus State Municipal Bond Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	07/31/13

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund
July 31, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.9%	Rate (%)	Date	Amount ($)	Value ($)
Connecticut--80.8%
Connecticut,
GO	5.00	11/1/18	5,000,000	5,875,500
Connecticut,
GO	5.00	9/15/22	4,500,000	5,274,315
Connecticut,
GO	5.00	12/15/22	1,855,000	2,081,458
Connecticut,
GO	5.00	4/15/24	2,500,000	2,858,975
Connecticut,
GO	5.00	11/1/27	5,000,000	5,545,100
Connecticut,
GO	5.00	11/1/27	2,000,000	2,239,280
Connecticut,
GO	5.00	11/1/28	3,000,000	3,308,310
Connecticut,
GO	5.00	11/1/28	5,000,000	5,491,800
Connecticut,
GO	5.00	11/1/31	5,000,000	5,402,850
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	1/1/17	2,500,000	2,838,675
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	12/1/21	5,000,000	5,870,800
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	11/1/22	5,000,000	5,674,800
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes) (Insured; AMBAC)	5.25	7/1/19	3,395,000	4,049,658
Connecticut,
State Revolving Fund General
Revenue	5.00	1/1/19	5,275,000	6,244,070
Connecticut,
State Revolving Fund General
Revenue	5.00	1/1/23	1,250,000	1,447,500
Connecticut Development Authority,
Airport Facility Revenue
(Learjet Inc. Project)	7.95	4/1/26	2,300,000	2,421,877
Connecticut Development Authority,
First Mortgage Gross Revenue

(The Elim Park Baptist Home,
Inc. Project) (Prerefunded)	5.25	12/1/15	1,765,000	a	1,973,005
Connecticut Development Authority,
PCR (The Connecticut Light and
Power Company Project)	4.38	9/1/28	3,900,000		3,901,170
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project)	5.50	4/1/21	4,500,000		5,005,350
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project) (Insured;
XLCA)	5.10	9/1/37	6,550,000		6,522,687
Connecticut Health and Educational
Facilities Authority, Revenue
(Ascension Health Senior
Credit Group)	5.00	11/15/40	12,000,000		12,115,080
Connecticut Health and Educational
Facilities Authority, Revenue
(Bridgeport Hospital Issue)	5.00	7/1/25	3,625,000		3,820,786
Connecticut Health and Educational
Facilities Authority, Revenue
(Connecticut State University
System Issue)	5.00	11/1/18	1,320,000		1,536,506
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/25	1,340,000		1,473,276
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/27	1,420,000		1,520,635
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/34	4,000,000		4,062,320
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/35	2,000,000		2,043,300
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/40	2,500,000		2,540,800
Connecticut Health and Educational
Facilities Authority, Revenue
(Greenwich Academy Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	3/1/32	10,880,000		12,944,480
Connecticut Health and Educational
Facilities Authority, Revenue
(Hartford HealthCare Issue)	5.00	7/1/32	1,000,000		1,001,580
Connecticut Health and Educational
Facilities Authority, Revenue
(Hartford HealthCare Issue)	5.00	7/1/41	2,000,000		1,965,920
Connecticut Health and Educational

Facilities Authority, Revenue
(Hospital for Special Care
Issue) (Insured; Radian)	5.25	7/1/32	2,000,000	1,989,240
Connecticut Health and Educational
Facilities Authority, Revenue
(Lawrence and Memorial
Hospital Issue)	5.00	7/1/31	1,000,000	1,024,580
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Issue)
(Insured; AMBAC)	5.25	7/1/28	1,760,000	2,023,507
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/19	2,000,000	2,204,700
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/33	5,000,000	5,533,700
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/37	2,000,000	2,012,040
Connecticut Health and Educational
Facilities Authority, Revenue
(Sacred Heart University Issue)	5.38	7/1/31	1,000,000	1,019,310
Connecticut Health and Educational
Facilities Authority, Revenue
(Salisbury School Issue)
(Insured; Assured Guaranty
Corp.)	5.00	7/1/33	5,000,000	5,107,900
Connecticut Health and Educational
Facilities Authority, Revenue
(Stamford Hospital Issue)	5.00	7/1/30	6,750,000	6,878,115
Connecticut Health and Educational
Facilities Authority, Revenue
(The William W. Backus
Hospital Issue) (Insured;
Assured Guaranty Municipal
Corp.)	5.25	7/1/23	2,000,000	2,163,840
Connecticut Health and Educational
Facilities Authority, Revenue
(Trinity College Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/22	1,000,000	1,038,140
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.00	7/1/17	1,220,000	1,308,462

Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.25	7/1/36	5,070,000	4,921,804
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/35	5,000,000	5,195,200
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/39	6,500,000	6,706,700
Connecticut Health and Educational
Facilities Authority, Revenue
(Western Connecticut Health
Network Issue)	5.38	7/1/41	1,000,000	1,021,930
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.00	7/1/40	5,000,000	5,234,400
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale-New Haven Hospital Issue)	5.75	7/1/34	4,000,000	4,341,200
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale-New Haven Hospital
Issue) (Insured; AMBAC)	5.00	7/1/31	2,500,000	2,525,550
Connecticut Health and Educational
Facilities Authority, State
Supported Child Care Revenue	5.00	7/1/25	1,490,000	1,607,531
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; National Public
Finance Guarantee Corp.)	4.50	11/15/20	1,535,000	1,536,136
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; National Public
Finance Guarantee Corp.)	4.80	11/15/22	3,255,000	3,331,948
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)
(Insured; AMBAC)	5.10	11/15/33	2,155,000	2,188,101
Connecticut Municipal Electric
Energy Cooperative, Power
Supply System Revenue	5.00	1/1/38	3,000,000	3,065,430
Connecticut Resources Recovery
Authority, RRR (American
Ref-Fuel Company of
Southeastern Connecticut
Project)	5.50	11/15/15	1,000,000	1,000,640
Connecticut Resources Recovery

Authority, RRR (American
Ref-Fuel Company of
Southeastern Connecticut
Project)	5.50	11/15/15	3,250,000		3,252,080
Connecticut Transmission Municipal
Electric Energy Cooperative,
Transmission System Revenue	5.00	1/1/42	3,000,000		3,070,230
Eastern Connecticut Resource
Recovery Authority, Solid
Waste Revenue (Wheelabrator
Lisbon Project)	5.50	1/1/14	910,000		910,910
Eastern Connecticut Resource
Recovery Authority, Solid
Waste Revenue (Wheelabrator
Lisbon Project)	5.50	1/1/20	7,000,000		7,007,000
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	11/15/37	1,800,000		1,814,004
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/15/30	5,000,000		5,190,700
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/15/35	2,000,000		2,044,140
Hamden,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	8/15/14	5,000		5,264
Hartford,
GO	5.00	7/15/16	1,775,000		1,979,072
Hartford,
GO	5.00	4/1/17	1,325,000		1,513,813
Hartford,
GO	5.00	4/1/24	1,000,000		1,113,180
Hartford,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/32	595,000		610,107
Hartford,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	4/1/22	255,000	a	303,850
Hartford County Metropolitan
District, Clean Water Project
Revenue	5.00	4/1/31	3,510,000		3,696,381
Meriden,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/16	2,090,000		2,352,107
New Britain,

GO (Insured; Assured Guaranty
Corp.)	5.00	4/1/24	4,500,000		5,244,660
New Haven,
GO	5.00	3/1/17	1,425,000		1,598,750
New Haven,
GO (Insured; Assured Guaranty
Corp.)	5.00	3/1/29	1,000,000		1,037,400
Norwalk,
GO	5.00	7/15/24	1,000,000		1,154,150
South Central Connecticut Regional
Water Authority, Water System
Revenue	5.00	8/1/31	3,940,000		4,127,741
South Central Connecticut Regional
Water Authority, Water System
Revenue	5.00	8/1/32	1,370,000		1,436,774
South Central Connecticut Regional
Water Authority, Water System
Revenue	5.00	8/1/33	4,000,000		4,179,800
South Central Connecticut Regional
Water Authority, Water System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	8/1/24	2,000,000		2,354,800
South Central Connecticut Regional
Water Authority, Water System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	8/1/31	2,000,000		2,135,260
Stamford,
GO	5.00	7/1/21	4,410,000		5,265,628
Stamford,
Water Pollution Control System
and Facility Revenue	5.50	8/15/38	400,000		431,012
University of Connecticut,
GO	5.00	2/15/25	1,000,000		1,115,350
University of Connecticut,
GO	5.00	2/15/27	1,000,000		1,097,660
University of Connecticut,
GO	5.00	2/15/28	1,000,000		1,087,940
University of Connecticut,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	2/15/15	1,225,000	a	1,311,412
University of Connecticut,
Special Obligation Student Fee
Revenue	5.00	11/15/24	5,000,000		5,695,450
U.S. Related--18.1%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	3,000,000		2,973,360
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,000,000	b	825,360
Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000		1,036,790

Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.45	5/15/16	1,445,000		1,623,443
Guam Power Authority,
Revenue	5.50	10/1/30	1,750,000		1,798,843
Guam Power Authority,
Revenue	5.00	10/1/34	2,000,000		1,941,400
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.50	7/1/16	750,000		758,100
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.63	7/1/40	2,000,000		2,009,560
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	620,000		493,787
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/38	2,500,000		2,228,475
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FGIC)	5.50	7/1/16	3,270,000		3,417,412
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/14	4,925,000		5,039,457
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/28	5,000,000		4,395,450
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/32	3,550,000		2,947,849
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	3,000,000		2,457,540
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/42	380,000		296,305
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/19	1,525,000		1,583,819
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Prerefunded)	5.50	7/1/16	5,000,000	a	5,689,350
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.50	7/1/22	3,025,000		2,946,985
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/33	3,000,000		2,759,970
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	5,500,000	b	1,059,960
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue

(First Subordinate Series)	5.38	8/1/39	1,500,000	1,384,740
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	4,000,000	4,004,520
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	3,450,000	3,453,450
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Note)	5.00	10/1/25	5,000,000	5,261,650
Total Long-Term Municipal Investments
(cost $340,010,398)				340,556,167
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.5%	Rate (%)	Date	Amount ($)	Value ($)
Connecticut;
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)
(cost $1,800,000)	0.03	8/1/13	1,800,000 [c]	1,800,000
Total Investments (cost $341,810,398)			99.4%	342,356,167
Cash and Receivables (Net)			.6%	1,975,273
Net Assets			100.0%	344,331,440

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Variable rate demand note - rate shown is the interest rate in effect at July 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At July 31, 2013, net unrealized appreciation on investments was $545,769 of which $9,336,223 related to appreciated investment securities and $8,790,454 related to depreciated investment securities. At July 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option

MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of July 31, 2013 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	342,356,167	-	342,356,167

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund
July 31, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.7%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts--85.8%
Boston Housing Authority,
Capital Program Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/24	1,900,000		2,000,510
Boston Industrial Development
Financing Authority, Sewage
Facility Revenue (Harbor
Electric Energy Company
Project)	7.38	5/15/15	640,000		642,995
Boston Water and Sewer Commission,
Revenue (Prerefunded)	5.00	11/1/14	2,000,000	a	2,120,520
Cambridge,
GO	5.00	1/1/20	3,255,000		3,885,656
Marblehead,
GO (Prerefunded)	5.00	8/15/14	1,835,000	a	1,926,420
Massachusetts,
GO	5.00	8/1/22	2,000,000		2,367,420
Massachusetts,
GO	5.25	8/1/22	2,650,000		3,189,487
Massachusetts,
GO	5.25	8/1/23	1,000,000		1,197,770
Massachusetts,
GO	0.73	11/1/25	5,000,000	b	4,576,500
Massachusetts,
GO (Consolidated Loan)	5.50	8/1/20	1,000,000		1,218,020
Massachusetts,
GO (Insured; AMBAC)	5.50	8/1/30	1,750,000		2,030,263
Massachusetts,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	9/1/23	2,500,000		2,996,275
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	1/1/23	3,000,000		3,488,160
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/34	2,500,000		2,699,125
Massachusetts Bay Transportation
Authority, Assessment Revenue
(Prerefunded)	5.00	7/1/15	2,400,000	a	2,611,776
Massachusetts Bay Transportation
Authority, GO (General
Transportation System)	7.00	3/1/21	425,000		479,098
Massachusetts Bay Transportation
Authority, GO (General
Transportation System)	7.00	3/1/21	425,000		538,237
Massachusetts Bay Transportation

Authority, Senior Sales Tax
Revenue	5.50	7/1/18	3,250,000		3,889,568
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.00	7/1/21	1,000,000		1,179,750
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/27	3,000,000		3,502,890
Massachusetts Clean Energy
Cooperative Corporation,
Massachusetts Clean Energy
Cooperative Revenue	5.00	7/1/24	2,580,000		2,905,312
Massachusetts College Building
Authority, Project Revenue	5.00	5/1/27	2,000,000		2,182,840
Massachusetts College Building
Authority, Project Revenue
(Insured; National Public
Finance Guarantee Corp.)	0.00	5/1/26	5,385,000	c	3,434,015
Massachusetts College Building
Authority, Project Revenue
(Insured; XLCA)	5.50	5/1/28	1,450,000		1,644,112
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	4,000,000		4,247,520
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/22	1,000,000		1,043,290
Massachusetts Development Finance
Agency, Revenue (Berklee
College of Music Issue)	5.00	10/1/31	1,000,000		1,036,560
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/26	1,250,000		1,354,425
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/29	1,475,000		1,556,228
Massachusetts Development Finance
Agency, Revenue (Milton
Academy Issue)	5.00	9/1/30	2,000,000		2,137,500
Massachusetts Development Finance
Agency, Revenue (Noble and
Greenough School Issue)	5.00	4/1/21	600,000		694,878
Massachusetts Development Finance
Agency, Revenue (North Hill
Communities Issue)	6.50	11/15/43	2,000,000		1,935,580
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.38	7/1/41	4,000,000		4,124,360
Massachusetts Development Finance
Agency, Revenue (Suffolk
University Issue)	5.00	7/1/30	1,000,000		978,730
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.50	1/1/22	1,500,000		1,642,605

Massachusetts Development Finance
Agency, Revenue (UMass
Memorial Issue)	5.50	7/1/31	500,000		517,645
Massachusetts Development Finance
Agency, Revenue (Wheelock
College Issue)	5.25	10/1/37	2,500,000		2,479,525
Massachusetts Development Finance
Agency, Revenue (Whitehead
Institute for Biomedical
Research Issue)	5.00	6/1/23	1,350,000		1,521,801
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)
(Prerefunded)	5.00	8/1/16	2,000,000	a	2,204,800
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	4.70	1/1/27	4,750,000		4,599,093
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue K)	5.25	7/1/29	2,000,000		1,939,080
Massachusetts Health and
Educational Facilities
Authority, Revenue (Community
Colleges Program Issue)
(Insured; AMBAC)	5.25	10/1/26	2,845,000		2,845,967
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.25	12/1/27	1,000,000		1,076,750
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	12/15/24	2,350,000		2,721,606
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Eye and Ear
Infirmary Issue)	5.00	7/1/20	1,000,000		1,102,070
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Eye and Ear
Infirmary Issue)	5.38	7/1/35	1,000,000		977,300
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.25	7/1/33	4,000,000		4,660,760
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/19	1,000,000		1,158,760
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.25	7/1/29	2,000,000		2,103,580

Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/47	4,950,000	4,933,715
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.00	7/1/24	1,000,000	1,108,860
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	8/15/18	1,625,000	1,926,795
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.38	8/15/38	3,000,000	3,318,870
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.25	7/1/25	1,895,000	1,963,826
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.00	7/1/33	1,070,000	1,057,331
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wheaton
College Issue)	5.00	1/1/30	2,405,000	2,501,176
Massachusetts Health and
Educational Facilities
Authority, Revenue (Winchester
Hospital Issue)	5.25	7/1/38	1,000,000	1,012,380
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/24	1,160,000	1,168,445
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/26	1,200,000	1,208,052
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/28	2,000,000	2,019,920
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	6/1/30	350,000	351,778
Massachusetts Housing Finance
Agency, Housing Revenue	5.25	12/1/33	1,350,000	1,350,202
Massachusetts Housing Finance
Agency, Housing Revenue	5.10	12/1/37	2,130,000	2,140,054
Massachusetts Housing Finance
Agency, Housing Revenue	5.20	12/1/37	1,905,000	1,916,735
Massachusetts Housing Finance
Agency, SFHR	4.75	12/1/30	1,205,000	1,206,241
Massachusetts Port Authority,
Revenue	5.00	7/1/25	1,500,000	1,680,180
Massachusetts Port Authority,
Revenue	5.00	7/1/27	5,475,000	6,003,994
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/21	6,610,000	7,819,564

Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/22	2,000,000		2,350,160
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	4,000,000		4,194,440
Massachusetts Water Pollution
Abatement Trust, State
Revolving Fund Bonds	5.00	8/1/27	1,535,000		1,718,003
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/25	2,000,000		2,238,980
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/21	1,405,000		1,609,526
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/26	1,875,000		2,110,744
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	8/1/17	95,000	a	110,495
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	8/1/17	125,000	a	145,389
Metropolitan Boston Transit
Parking Corporation,
Systemwide Senior Lien Parking
Revenue	5.00	7/1/24	1,320,000		1,459,220
Sandwich,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.00	7/15/15	1,000,000	a	1,099,830
University of Massachusetts
Building Authority, Project
Revenue	4.00	5/1/17	500,000		552,485
U.S. Related--12.9%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.38	5/15/33	1,515,000		1,501,547
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	1,245,000		1,233,944
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	c	343,900
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	1,000,000		1,013,950
Guam,
Hotel Occupancy Tax Revenue	5.00	11/1/17	1,000,000		1,088,840
Guam Power Authority,

Revenue	5.50	10/1/30	1,000,000		1,027,910
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	310,000		246,893
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/38	1,000,000		891,390
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/27	1,000,000		993,420
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; XLCA)	5.25	7/1/17	1,460,000		1,499,449
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/27	2,500,000		2,236,525
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/32	1,000,000		830,380
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	1,000,000		819,180
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/42	190,000		148,152
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	1,000,000		915,960
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	6,840,000	c	1,318,205
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; FGIC)	5.50	7/1/19	1,225,000		1,245,359
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,000,000		923,160
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	2,500,000		2,502,825
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	2,000,000		2,002,000
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Note)	5.00	10/1/25	2,500,000		2,630,825
Total Investments (cost $193,660,713)			98.7%		195,058,336
Cash and Receivables (Net)			1.3%		2,484,334
Net Assets			100.0%		197,542,670

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Variable rate security--interest rate subject to periodic change.
c	Security issued with a zero coupon. Income is recognized through the accretion of discount.

At July 31, 2013, net unrealized appreciation on investments was $1,397,623 of which $6,151,389 related to appreciated investment securities and $4,753,766 related to depreciated investment securities. At July 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue

TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of July 31, 2013 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	195,058,336	-	195,058,336

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of

Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund
July 31, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--96.1%	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania--84.2%
Adams County Industrial
Development Authority, Revenue
(Gettysburg College)	5.00	8/15/25	1,000,000		1,069,930
Adams County Industrial
Development Authority, Revenue
(Gettysburg College)	5.00	8/15/26	1,000,000		1,059,330
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/17	1,000,000		1,114,720
Allegheny County Higher Education
Building Authority, Revenue
(Carnegie Mellon University)	5.00	3/1/24	3,150,000		3,544,884
Allegheny County Hospital
Development Authority, HR
(South Hills Health System)	5.13	5/1/29	1,100,000		1,058,497
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/22	1,305,000		1,480,614
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/19	1,500,000		1,752,690
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/28	1,575,000		1,611,603
Bucks County Water and Sewer
Authority, Water System
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	12/1/29	1,250,000		1,313,350
Butler County Industrial
Development Authority, Health
Care Facilities Revenue (Saint
John Lutheran Care Center
Project) (Collateralized; GNMA)	5.80	4/20/29	5,040,000		5,045,746
Centre County Hospital Authority,
HR (Mount Nittany Medical
Center Project) (Insured;
Assured Guaranty Corp.)
(Prerefunded)	6.13	11/15/14	2,000,000	a	2,151,640
Charleroi Area School Authority,
School Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	10/1/20	2,000,000	b	1,598,340
Chester County Industrial

Development Authority, Revenue
(Avon Grove Charter School
Project)	6.38	12/15/37	1,600,000		1,624,160
Chester County School Authority,
School LR (Chester County
Intermediate Unit Project)
(Insured; AMBAC)	5.00	4/1/25	2,195,000		2,375,539
Clairton Municipal Authority,
Sewer Revenue	5.00	12/1/37	2,000,000		1,894,800
Commonwealth Financing Authority
of Pennsylvania, Revenue	5.00	6/1/19	500,000		582,325
Dauphin County General Authority,
Health System Revenue
(Pinnacle Health System
Project)	5.00	6/1/42	1,500,000		1,449,900
Delaware County Industrial
Development Authority, Water
Facilities Revenue (Aqua
Pennsylvania, Inc. Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/1/37	3,165,000		3,167,754
Delaware River Port Authority,
Revenue	5.00	1/1/30	1,500,000		1,567,695
Delaware River Port Authority,
Revenue	5.00	1/1/35	1,500,000		1,549,785
Donegal School District,
GO (Limited Tax Obligations)	5.00	6/1/23	2,080,000		2,275,021
Erie Higher Education Building
Authority, College Revenue
(Mercyhurst College Project)	5.35	3/15/28	1,000,000		1,024,660
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/16	1,000,000	b	844,060
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	5/1/18	2,750,000	b	2,122,285
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/18	2,750,000	b	2,065,167
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/19	2,750,000	b	1,943,700
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	5/1/20	2,750,000	b	1,884,272
Harrisburg Redevelopment
Authority, Guaranteed Revenue

(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/20	2,500,000	b	1,665,675
McKeesport Area School District,
GO (Insured; AMBAC)	0.00	10/1/21	2,915,000	b	2,350,598
McKeesport Municipal Authority,
Sewer Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	12/15/20	1,230,000		1,411,462
Montgomery County Higher Education
and Health Authority, HR
(Abington Memorial Hospital
Obligated Group)	5.00	6/1/31	1,000,000		1,019,610
Montgomery County Industrial
Development Authority, Health
System Revenue (Jefferson
Health System)	5.00	10/1/41	2,000,000		1,952,620
Neshaminy School District,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.00	4/15/14	1,250,000	a	1,292,412
Norristown,
GO (Insured; Radian)	0.00	12/15/13	735,000	b	733,346
Pennsylvania,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.38	7/1/18	1,525,000		1,813,667
Pennsylvania Economic Development
Financing Authority, Sewage
Sludge Disposal Revenue
(Philadelphia Biosolids
Facility Project)	6.25	1/1/32	1,000,000		1,047,730
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	7/1/18	2,500,000		2,932,700
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	7/1/21	5,000,000		5,715,150
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Carnegie Mellon University)	5.00	8/1/21	3,000,000		3,365,040
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Temple University)	5.00	4/1/24	1,100,000		1,225,653
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Trustees of the
University of Pennsylvania)	5.00	9/1/19	2,000,000		2,361,680
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Trustees of the
University of Pennsylvania)	5.00	9/1/31	1,300,000		1,387,724

Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)	5.00	3/1/40	1,000,000		1,019,050
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	5.25	8/15/25	1,000,000		1,091,580
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	2,500,000		2,877,950
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/25	2,285,000		2,335,773
Pennsylvania Housing Finance
Agency, SFMR	4.70	10/1/25	760,000		764,773
Pennsylvania Housing Finance
Agency, SFMR	4.60	10/1/27	5,000,000		5,051,950
Pennsylvania Housing Finance
Agency, SFMR	4.88	10/1/31	3,000,000		3,018,180
Pennsylvania Housing Finance
Agency, SFMR	4.70	10/1/37	1,515,000		1,517,757
Pennsylvania Industrial
Development Authority, EDR	5.50	7/1/23	900,000		1,037,403
Pennsylvania Industrial
Development Authority, EDR
(Prerefunded)	5.50	7/1/18	100,000	a	119,574
Pennsylvania State University,
Revenue	5.00	3/1/35	2,000,000		2,078,640
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special
Revenue	5.00	12/1/37	5,325,000		5,433,737
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
AMBAC)	5.00	12/1/22	1,815,000		1,968,259
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.25	6/1/39	1,030,000		1,053,793
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
(Insured; Assured Guaranty
Corp.)	6.00	6/1/28	3,000,000		3,417,930
Philadelphia,
Airport Revenue	5.25	6/15/25	2,500,000		2,632,175
Philadelphia,
Airport Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/15/25	510,000		539,340
Philadelphia,
Gas Works Revenue (Insured;

Assured Guaranty Municipal
Corp.)	5.25	8/1/22	2,000,000	2,006,580
Philadelphia,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	12/15/23	1,500,000	1,713,990
Philadelphia,
Water and Wastewater Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.60	8/1/18	800,000	936,568
Philadelphia Authority for
Industrial Development,
Revenue (Independence Charter
School Project)	5.50	9/15/37	1,700,000	1,563,864
Philadelphia Authority for
Industrial Development,
Revenue (Russell Byers Charter
School Project)	5.15	5/1/27	1,230,000	1,166,003
Philadelphia Authority for
Industrial Development,
Revenue (Russell Byers Charter
School Project)	5.25	5/1/37	1,715,000	1,505,959
Philadelphia Hospitals and Higher
Education Facilities
Authority, HR (The Children's
Hospital of Philadelphia
Project)	5.00	7/1/25	1,800,000	1,953,504
Philadelphia Housing Authority,
Capital Fund Program Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/21	1,685,000	1,706,568
Philadelphia Municipal Authority,
LR (Insured; Assured Guaranty
Municipal Corp.)	5.25	11/15/15	2,115,000	2,144,610
Philadelphia School District,
GO	5.25	9/1/23	1,000,000	1,102,760
Philadelphia School District,
GO	6.00	9/1/38	1,000,000	1,071,190
Pittsburgh Urban Redevelopment
Authority, MFHR (West Park
Court Project)
(Collateralized; GNMA)	4.90	11/20/47	1,245,000	1,197,192
Reading Area Water Authority,
Water Revenue	5.00	12/1/31	2,000,000	2,045,000
Schuylkill County Industrial
Development Authority, Revenue
(Charity Obligation Group)	5.00	11/1/14	790,000	792,820
State Public School Building
Authority, Community College
Revenue (Community College of
Philadelphia Project)	6.00	6/15/28	3,000,000	3,411,450
State Public School Building
Authority, Revenue (Central

Montgomery County Area
Vocational Technical School)
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	5/15/14	1,055,000	a	1,096,588
State Public School Building
Authority, Revenue (Central
Montgomery County Area
Vocational Technical School)
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	5/15/14	1,110,000	a	1,153,756
State Public School Building
Authority, School Revenue
(School District of Haverford
Township Project) (Insured;
XLCA)	5.25	3/15/25	3,360,000		3,674,966
Swarthmore Borough Authority,
Revenue (Swarthmore College)	5.00	9/15/18	1,000,000		1,174,560
University Area Joint Authority,
Sewer Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	11/1/19	1,500,000		1,731,765
West Mifflin Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/22	710,000		774,319
West Shore Area Authority,
HR (Holy Spirit Hospital of
the Sisters of Christian
Charity Project)	6.00	1/1/26	2,000,000		2,176,140
Westmoreland County Industrial
Development Authority, Health
System Revenue (Excela Health
Project)	5.00	7/1/25	2,390,000		2,519,060
U.S. Related--11.9%
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	1,000,000		992,460
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	1,000,000		1,013,950
Guam Power Authority,
Revenue	5.50	10/1/30	1,000,000		1,027,910
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.50	7/1/16	320,000		323,456
Guam Waterworks Authority,
Water and Wastewater System
Revenue	6.00	7/1/25	1,000,000		1,018,010
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/44	2,500,000		2,193,750
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/23	1,000,000		947,370
Puerto Rico Commonwealth,

Public Improvement GO	6.00	7/1/28	1,500,000	1,448,370
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/27	1,000,000	993,420
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/27	2,000,000	1,789,220
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	1,185,000	1,016,315
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	1,500,000	1,228,770
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	1,170,000	1,071,673
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	1,690,000	1,691,910
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	1,500,000	1,501,500
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.50	8/1/44	2,500,000	2,559,700
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Note)	5.00	10/1/25	1,000,000	1,052,330
Total Long-Term Municipal Investments
(cost $172,782,470)				175,894,724
Short-Term Municipal	Coupon	Maturity	Principal
Investment--1.8%	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania;
Geisinger Authority,
Health System Revenue
(Geisinger Health System)
(Liquidity Facility; JPMorgan
Chase Bank)
(cost $3,300,000)	0.03	8/1/13	3,300,000 [c]	3,300,000
Total Investments (cost $176,082,470)			97.9%	179,194,724
Cash and Receivables (Net)			2.1%	3,822,060
Net Assets			100.0%	183,016,784

a

These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Variable rate demand note - rate shown is the interest rate in effect at July 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At July 31, 2013, net unrealized appreciation on investments was $3,112,254 of which $6,626,839 related to appreciated investment securities and $3,514,585 related to depreciated investment securities. At July 31, 2013, the cost of investments for for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of July 31, 2013 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	179,194,724	-	179,194,724

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of

Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus State Municipal Bond Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	September 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)